UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
Check here if Amendment [  ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Sand Hill Advisors, Inc.
Address:	245 Lytton Avenue
		Suite 250
		Palo Alto, CA  94301
13F File Number:	28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Rodney D. Yee
Title:	CFO and Compliance Officer
Phone:	650-854-9150
Signature,	Place,	Date of Signing,
Rodney D. Yee	Palo Alto, CA	May 14, 2004

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:          NONE

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 84
Form 13F Information Table Value Total: $215,345
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altera Corp                    COM              021441100      205    10000 SH       SOLE                    10000
American Express               COM              025816109     4376    84405 SH       SOLE                    49900             34505
American Intl Grp              COM              026874107      682     9552 SH       SOLE                     8302              1250
Amgen                          COM              031162100     4047    69591 SH       SOLE                    41886             27705
Applied Materials              COM              038222105     3310   155200 SH       SOLE                    93500             61700
BB&T                           COM              054937107      252     7146 SH       SOLE                                       7146
BP PLC                         COM              055622104     6074   118634 SH       SOLE                    74296             44338
BankAmerica Corp               COM              060505104     1144    14126 SH       SOLE                     3684             10442
Bard (C.R.)                    COM              067383109     4166    42667 SH       SOLE                    26667             16000
Baxter Intl                    COM              071813109      634    20529 SH       SOLE                    20529
Berkshire Hathaway Inc. - Cl A COM              084670108      373        4 SH       SOLE                        1                 3
Boston Private Finl Holdings   COM              101119105     1973    70465 SH       SOLE                      250             70215
ChevronTexaco Corp             COM              166764100     4918    56024 SH       SOLE                    31002             25022
Cisco Systems                  COM              17275R102     5871   249075 SH       SOLE                   150912             98163
Citigroup Inc                  COM              172967101     1360    26300 SH       SOLE                     9750             16550
Clorox                         COM              189054109      330     6739 SH       SOLE                     2900              3839
Colgate Palmolive              COM              194162103      220     4001 SH       SOLE                     1000              3001
Conagra                        COM              205887102     1523    56548 SH       SOLE                    40853             15695
Cygnus Corp                    COM              232560102       56   106318 SH       SOLE                   106318
Econo Therm Energy Sys Corp Co COM              278902200        0    40000 SH       SOLE                                      40000
Exxon Mobil Corporation        COM              30231G102     1780    42790 SH       SOLE                    21310             21480
Finisar Corporation            COM              31787A101    16614  7691853 SH       SOLE                  7691853
Fiserv Inc                     COM              337738108      320     8938 SH       SOLE                     8938
Flextronics                    COM              Y2573F102      260    15198 SH       SOLE                    15198
General Electric               COM              369604103     1611    52771 SH       SOLE                    27840             24931
General Mills Inc              COM              370334104     4607    98703 SH       SOLE                    61578             37125
Gilead Sciences                COM              375558103     4270    77000 SH       SOLE                    47800             29200
H & R Block                    COM              093671105     4870    95433 SH       SOLE                    59268             36165
Halliburton                    COM              406216101      330    10850 SH       SOLE                      250             10600
Health Care Select Sector      COM              81369y209      359    12000 SH       SOLE                     6200              5800
Hewlett-Packard Co.            COM              428236103      237    10390 SH       SOLE                     4300              6090
IBM                            COM              459200101      661     7202 SH       SOLE                      455              6747
IShares Russell 2000 Value     COM              464287630     1035     6045 SH       SOLE                      779              5266
Illinois Tool Works            COM              452308109     4410    55662 SH       SOLE                    34317             21345
Intel                          COM              458140100     4508   165740 SH       SOLE                    96947             68793
Johnson & Johnson              COM              478160104     4688    92433 SH       SOLE                    55805             36628
Johnson Controls               COM              478366107     5337    90223 SH       SOLE                    55168             35055
L-3 Communications Hldgs Inc.  COM              502424104     5380    90450 SH       SOLE                    55130             35320
Landec Corp.                   COM              514766104       95    10978 SH       SOLE                                      10978
MBIA Inc                       COM              55262C100     3963    63208 SH       SOLE                    39989             23219
Material Sciences              COM              576674105      292    26550 SH       SOLE                                      26550
Mattel                         COM              577081102     4145   224760 SH       SOLE                   131035             93725
McGraw Hill                    COM              580645109     4335    56932 SH       SOLE                    37651             19281
Medicis Phamaceutical 'A'      COM              584690309     4609   115218 SH       SOLE                    70658             44560
Medtronic                      COM              585055106      483    10115 SH       SOLE                     5815              4300
Merck                          COM              589331107      421     9520 SH       SOLE                     1420              8100
Microsoft                      COM              594918104     4747   190395 SH       SOLE                   116787             73608
Morgan Stanley, Dean Witter, D COM              617446448     4427    77263 SH       SOLE                    47066             30197
Network Appliance              COM              64120L104      353    16417 SH       SOLE                    16417
Newell Rubbermaid              COM              651229106     2625   113150 SH       SOLE                    62385             50765
Omnicom Group                  COM              681919106     3183    39665 SH       SOLE                    30940              8725
PeopleSoft Inc                 COM              712713106      224    12125 SH       SOLE                                      12125
Pepsico                        COM              713448108     6489   120509 SH       SOLE                    72469             48040
Pfizer                         COM              717081103     8724   248890 SH       SOLE                   149187             99703
Portal Software                COM              736126301      506    75000 SH       SOLE                                      75000
Procter & Gamble               COM              742718109     4743    45224 SH       SOLE                    27719             17505
Rita Medical Systems Inc       COM              76774E103      457    82219 SH       SOLE                    82219
Robert Mondavi Corporation     COM              609200100     1278    33750 SH       SOLE                                      33750
Shaman Pharmaceutical          COM              819319500        0   103323 SH       SOLE                   103323
Southwest Airlines             COM              844741108      176    12399 SH       SOLE                    11389              1010
Standard and Poor's Deposit Re COM              78462F103      318     2816 SH       SOLE                     1766              1050
Standard and Poors Mid Cap Tru COM              595635103    14594   132076 SH       SOLE                    82315             49761
Sun Microsystems               COM              866810104       66    15924 SH       SOLE                    10108              5816
Sungard Data Systems           COM              867363103     5274   192468 SH       SOLE                   116268             76200
Swift Energy                   COM              870738101      204    10800 SH       SOLE                                      10800
Texas Instruments              COM              882508104     2919    99897 SH       SOLE                    99897
Torchmark Corporation          COM              891027104     4148    77118 SH       SOLE                    49878             27240
US Bancorp                     COM              902973304      437    15810 SH       SOLE                                      15810
United Technologies            COM              913017109      347     4026 SH       SOLE                      500              3526
Verizon Communications         COM              92343V104      256     6996 SH       SOLE                     2116              4880
Viacom Inc Class B             COM              925524308     2992    76309 SH       SOLE                    38025             38284
Vitesse Semiconductor          COM              928497106       75    10627 SH       SOLE                    10627
Vivus Inc.                     COM              928551100       71    11500 SH       SOLE                                      11500
Washington Mutual Saving Bank  COM              939322103     3596    84202 SH       SOLE                    53222             30980
Wells Fargo                    COM              949746101     5220    92108 SH       SOLE                    57598             34510
Wyeth                          COM              983024100     4756   126659 SH       SOLE                    75239             51420
Xilinx Incorporated            COM              983919101      224     5930 SH       SOLE                                       5930
eBay Inc                       COM              278642103     2048    29559 SH       SOLE                     5849             23710
iShares Russell 1000 Growth In COM              464287614     2199    46682 SH       SOLE                    11326             35356
iShares Russell 1000 Index     COM              464287622      415     6866 SH       SOLE                      175              6691
iShares Russell 1000 Value Ind COM              464287598     2444    40802 SH       SOLE                     8484             32318
iShares Russell 2000 Growth In COM              464287648      210     3355 SH       SOLE                     1092              2263
iShares Russell 2000 Index     COM              464287655      227     1929 SH       SOLE                      150              1779
iShares MSCI EAFE Index        FRGN             464287465     3239    22872 SH       SOLE                    15509              7298